Leases - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee Lease Description [Line Items]
Operating and financing option to extend	true
Operating and financing option to extend, description	Certain lease contracts contain options to extend the leases by up to 30 years, which the Company has included in the lease term when it is reasonably certain for the Company to exercise that option.
Lease payments excluded from the capitalization	$ 5,000
Minimum [Member]
Lessee Lease Description [Line Items]
Operating and financing remaining lease term contract	1 year
Maximum [Member]
Lessee Lease Description [Line Items]
Operating and financing remaining lease term contract	49 years
Operating and financing option to extend, period	30 years
Finance lease right-of-use assets	$ 1,000,000	$ 1,000,000